AB Sustainable Thematic Credit Portfolio

Portfolio of Investments

July 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 94.1%
Industrial – 53.0%
Basic – 1.3%
Arkema SA Series E 0.125%, 10/14/2026(a)	EUR	200	$197,250
Ecolab, Inc. 2.75%, 08/18/2055	U.S.$	525	333,902
Inversiones CMPC SA 3.85%, 01/13/2030(a)		905	809,957
Packaging Corp. of America 4.05%, 12/15/2049		300	236,666
Sealed Air Corp. 1.573%, 10/15/2026(a)		1,485	1,316,031

			2,893,806

Capital Goods – 6.0%
CNH Industrial Capital LLC 1.45%, 07/15/2026		1,605	1,437,892
5.45%, 10/14/2025		360	359,402
Eaton Corp. 4.15%, 03/15/2033		380	359,741
4.35%, 05/18/2028		249	243,998
4.70%, 08/23/2052		380	359,525
Emerson Electric Co. 3.15%, 06/01/2025		715	689,642
John Deere Capital Corp. 4.70%, 06/10/2030		420	417,741
4.75%, 01/20/2028		933	930,670
4.85%, 10/11/2029		263	264,865
4.95%, 07/14/2028		428	430,799
Parker-Hannifin Corp. 4.20%, 11/21/2034		1,305	1,193,987
4.45%, 11/21/2044		325	286,411
6.25%, 05/15/2038		490	522,475
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		104	103,579
6.40%, 04/15/2033(a)		123	122,526
Republic Services, Inc. 1.75%, 02/15/2032		1,275	995,468
Siemens Financieringsmaatschappij NV 1.20%, 03/11/2026(a)		960	870,494
Trane Technologies Financing Ltd. 5.25%, 03/03/2033		154	155,176
Trane Technologies Global Holding Co., Ltd. 5.75%, 06/15/2043		495	501,920
Trane Technologies Luxembourg Finance SA 3.50%, 03/21/2026		405	387,558
Waste Management, Inc. 1.50%, 03/15/2031		470	372,763
2.95%, 06/01/2041		710	524,837

	Principal Amount (000)		U.S. $ Value

Xylem, Inc./NY 1.95%, 01/30/2028	U.S.$	1,725	$1,518,533

			13,050,002

Communications - Media – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 04/01/2033		390	343,081
6.384%, 10/23/2035		545	535,330
6.834%, 10/23/2055		630	595,799
Comcast Corp. 4.65%, 02/15/2033		590	582,713
TCI Communications, Inc. 7.875%, 02/15/2026		845	897,889
Thomson Reuters Corp. 5.50%, 08/15/2035		570	564,334

			3,519,146

Communications - Telecommunications – 6.0%
AT&T, Inc. 4.30%, 12/15/2042		397	327,002
4.50%, 05/15/2035		573	516,766
British Telecommunications PLC 9.625%, 12/15/2030		760	933,605
Corning, Inc. 4.70%, 03/15/2037		62	57,560
5.45%, 11/15/2079		280	257,231
Sprint Capital Corp. 8.75%, 03/15/2032		1,070	1,289,680
T-Mobile USA, Inc. 2.70%, 03/15/2032		1,765	1,451,333
3.60%, 11/15/2060		445	306,995
3.875%, 04/15/2030		358	329,008
5.05%, 07/15/2033		1,029	1,006,392
5.80%, 09/15/2062		285	285,453
Telefonica Emisiones SA 4.895%, 03/06/2048		695	576,581
5.213%, 03/08/2047		1,116	969,582
TELUS Corp. 3.40%, 05/13/2032		1,194	1,010,763
4.30%, 06/15/2049		505	406,498
Verizon Communications, Inc. 2.355%, 03/15/2032		416	332,000
2.85%, 09/03/2041		1,135	797,323
3.875%, 02/08/2029		835	785,772
Vodafone Group PLC 4.25%, 09/17/2050		930	738,576
4.875%, 06/19/2049		617	539,883
5.125%, 06/19/2059		265	232,825

			13,150,828

Consumer Cyclical - Automotive – 3.9%
Aptiv PLC 4.35%, 03/15/2029		407	393,561
4.40%, 10/01/2046		180	140,468
5.40%, 03/15/2049		215	193,015

	Principal Amount (000)		U.S. $ Value

Aptiv PLC/Aptiv Corp. 3.25%, 03/01/2032	U.S.$	605	$518,402
4.15%, 05/01/2052		395	302,253
Ford Motor Co. 3.25%, 02/12/2032		871	688,254
General Motors Co. 5.60%, 10/15/2032		1,353	1,324,822
5.95%, 04/01/2049		395	369,930
General Motors Financial Co., Inc. 2.70%, 06/10/2031		365	293,202
3.85%, 01/05/2028		435	406,986
5.80%, 06/23/2028		311	312,277
5.85%, 04/06/2030		562	561,430
6.05%, 10/10/2025		360	362,682
Harley-Davidson, Inc. 3.50%, 07/28/2025		548	529,179
Lear Corp. 2.60%, 01/15/2032		1,827	1,435,886
4.25%, 05/15/2029		415	392,030
5.25%, 05/15/2049		345	305,683

			8,530,060

Consumer Cyclical - Other – 1.8%
DR Horton, Inc. 2.50%, 10/15/2024		1,355	1,306,705
PulteGroup, Inc. 6.00%, 02/15/2035		410	419,672
6.375%, 05/15/2033		965	1,013,464
7.875%, 06/15/2032		1,003	1,145,249

			3,885,090

Consumer Cyclical - Retailers – 1.7%
Home Depot, Inc. (The) 1.50%, 09/15/2028		1,425	1,223,585
Lowe’s Cos., Inc. 3.70%, 04/15/2046		665	512,704
5.50%, 10/15/2035		660	667,271
5.80%, 09/15/2062		645	640,273
VF Corp. 2.95%, 04/23/2030		622	515,266

			3,559,099

Consumer Non-Cyclical – 13.4%
Abbott Laboratories 4.75%, 11/30/2036		1,065	1,067,960
AbbVie, Inc. 3.60%, 05/14/2025		474	459,418
4.45%, 05/14/2046		435	384,190
4.875%, 11/14/2048		1,275	1,195,240
Amgen, Inc. 4.40%, 05/01/2045		805	689,373
AstraZeneca PLC 6.45%, 09/15/2037		445	506,520
Baxalta, Inc. 4.00%, 06/23/2025		942	915,738
Baxter International, Inc. 3.50%, 08/15/2046		1,405	980,659

	Principal Amount (000)		U.S. $ Value

Becton Dickinson and Co. 2.823%, 05/20/2030	U.S.$	1,130	$986,471
Biogen, Inc. 2.25%, 05/01/2030		1,485	1,225,506
3.15%, 05/01/2050		150	101,107
Bristol-Myers Squibb Co. 3.70%, 03/15/2052		510	403,779
3.90%, 03/15/2062		495	389,238
4.25%, 10/26/2049		725	629,719
Cigna Group (The) 2.375%, 03/15/2031		410	340,689
4.80%, 08/15/2038		600	562,007
4.90%, 12/15/2048		260	239,847
Conagra Brands, Inc. 5.30%, 11/01/2038		545	514,984
CVS Health Corp. 4.78%, 03/25/2038		900	829,646
4.875%, 07/20/2035		1,305	1,237,806
5.00%, 02/20/2026		385	383,568
6.00%, 06/01/2063		936	949,208
Danaher Corp. 2.60%, 10/01/2050		225	148,539
4.375%, 09/15/2045		610	553,751
DH Europe Finance II SARL 3.40%, 11/15/2049		450	347,227
Eli Lilly & Co. 2.75%, 06/01/2025		958	920,533
Fresenius Medical Care US Finance III, Inc. 3.00%, 12/01/2031(a)		945	739,820
Gilead Sciences, Inc. 4.50%, 02/01/2045		320	288,478
4.75%, 03/01/2046		375	351,806
4.80%, 04/01/2044		410	387,442
HCA, Inc. 3.50%, 07/15/2051		425	291,822
4.625%, 03/15/2052(a)		660	541,663
5.50%, 06/01/2033		525	522,547
5.50%, 06/15/2047		735	685,480
Kaiser Foundation Hospitals Series 2021 2.81%, 06/01/2041		200	145,129
Kenvue, Inc. 5.20%, 03/22/2063(a)		288	290,055
Medtronic, Inc. 4.375%, 03/15/2035		365	352,331
Merck & Co., Inc. 1.90%, 12/10/2028		1,800	1,574,261
2.90%, 12/10/2061		225	145,712
Pfizer Investment Enterprises Pte Ltd. 5.11%, 05/19/2043		423	418,365
Pfizer, Inc. 4.125%, 12/15/2046		775	689,881
7.20%, 03/15/2039		285	349,007
Roche Holdings, Inc. 2.132%, 03/10/2025(a)		1,970	1,879,589
Stryker Corp. 1.15%, 06/15/2025		1,008	933,915

	Principal Amount (000)		U.S. $ Value

Sutter Health 5.164%, 08/15/2033	U.S.$	182	$181,201
Takeda Pharmaceutical Co., Ltd. 3.175%, 07/09/2050		340	236,887
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041		1,275	938,371
Wyeth LLC 5.95%, 04/01/2037		265	287,531

			29,194,016

Services – 3.1%
Global Payments, Inc. 3.20%, 08/15/2029		1,970	1,734,391
5.95%, 08/15/2052		405	394,661
Mastercard, Inc. 3.85%, 03/26/2050		2,565	2,189,595
Moody’s Corp. 5.25%, 07/15/2044		265	256,706
PayPal Holdings, Inc. 5.25%, 06/01/2062		600	581,609
RELX Capital, Inc. 4.75%, 05/20/2032		60	58,523
S&P Global, Inc. 2.30%, 08/15/2060		590	333,322
2.90%, 03/01/2032		863	745,840
3.90%, 03/01/2062		235	191,935
4.25%, 05/01/2029		58	56,449
Verisk Analytics, Inc. 5.75%, 04/01/2033		264	272,971

			6,816,002

Technology – 13.2%
Apple, Inc. 4.10%, 08/08/2062		190	165,427
Autodesk, Inc. 2.40%, 12/15/2031		1,824	1,496,892
Broadcom, Inc. 2.45%, 02/15/2031(a)		643	521,834
3.187%, 11/15/2036(a)		694	523,927
3.419%, 04/15/2033(a)		641	535,924
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031		1,460	1,202,788
2.90%, 12/01/2029		569	493,142
CDW LLC/CDW Finance Corp. 3.276%, 12/01/2028		986	867,851
4.125%, 05/01/2025		1,545	1,499,746
Cisco Systems, Inc. 5.50%, 01/15/2040		1,075	1,138,847
5.90%, 02/15/2039		50	55,040
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		390	364,046
Fiserv, Inc. 4.40%, 07/01/2049		500	419,332
HP, Inc. 2.65%, 06/17/2031		650	531,271
5.50%, 01/15/2033		740	729,835

	Principal Amount (000)		U.S. $ Value

International Business Machines Corp. 3.43%, 02/09/2052	U.S.$	575	$416,708
4.00%, 06/20/2042		865	730,523
4.90%, 07/27/2052		735	686,345
Jabil, Inc. 4.25%, 05/15/2027		1,429	1,366,677
5.45%, 02/01/2029		115	114,413
KLA Corp. 4.95%, 07/15/2052		510	494,614
5.00%, 03/15/2049		900	867,457
Lam Research Corp. 2.875%, 06/15/2050		1,220	839,798
3.125%, 06/15/2060		480	320,114
Micron Technology, Inc. 2.703%, 04/15/2032		1,610	1,279,310
5.375%, 04/15/2028		25	24,779
5.875%, 02/09/2033		144	144,098
6.75%, 11/01/2029		189	198,593
Microsoft Corp. 2.675%, 06/01/2060		500	330,077
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027		515	476,066
3.25%, 05/11/2041		705	512,239
5.00%, 01/15/2033		365	349,988
Oracle Corp. 4.125%, 05/15/2045		673	529,946
4.65%, 05/06/2030		538	520,590
6.90%, 11/09/2052		489	547,939
QUALCOMM, Inc. 4.65%, 05/20/2035		1,465	1,456,794
Salesforce.com, Inc. 2.90%, 07/15/2051		642	443,005
SK Hynix, Inc. 6.375%, 01/17/2028(a)		485	493,158
Skyworks Solutions, Inc. 3.00%, 06/01/2031		2,426	2,013,557
Texas Instruments, Inc. 4.10%, 08/16/2052		272	237,143
4.60%, 02/15/2028		545	545,443
VMware, Inc. 4.70%, 05/15/2030		545	517,849
Western Digital Corp. 2.85%, 02/01/2029		956	769,435
3.10%, 02/01/2032		500	367,847
Workday, Inc. 3.70%, 04/01/2029		56	52,253
3.80%, 04/01/2032		694	622,763

			28,815,423

Transportation - Railroads – 0.8%
Canadian Pacific Railway Co. 5.95%, 05/15/2037		1,000	1,047,880
CSX Corp. 6.15%, 05/01/2037		599	648,122

			1,696,002

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.2%
Ashtead Capital, Inc. 5.95%, 10/15/2033(a)	U.S.$	436	$435,270

			115,544,744

Financial Institutions – 32.6%
Banking – 24.2%
ABN AMRO Bank NV 2.47%, 12/13/2029(a)		1,800	1,525,165
4.80%, 04/18/2026(a)		600	578,025
AIB Group PLC 4.263%, 04/10/2025(a)		1,133	1,113,268
7.583%, 10/14/2026(a)		323	331,137
Ally Financial, Inc. 6.992%, 06/13/2029		503	506,638
American Express Co. 5.389%, 07/28/2027		872	871,666
Banco Santander SA 2.749%, 12/03/2030		1,000	786,415
4.175%, 03/24/2028		400	376,308
4.25%, 04/11/2027		400	380,102
5.179%, 11/19/2025		200	195,419
5.294%, 08/18/2027		400	392,961
Bank of America Corp. 2.884%, 10/22/2030		470	406,830
3.705%, 04/24/2028		530	497,617
3.846%, 03/08/2037		985	849,208
4.376%, 04/27/2028		375	361,208
Series U 8.631% (LIBOR 3 Month + 3.14%), 08/31/2023(b) (c)		355	354,886
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		1,009	1,005,757
Barclays PLC 4.375%, 09/11/2024		539	527,126
5.088%, 06/20/2030		535	494,708
6.224%, 05/09/2034		297	299,138
7.119%, 06/27/2034		321	325,459
7.385%, 11/02/2028		219	230,371
BNP Paribas SA 2.159%, 09/15/2029(a)		1,475	1,239,219
2.871%, 04/19/2032(a)		200	164,988
6.625%, 03/25/2024(a) (c)		200	195,430
7.375%, 08/19/2025(a) (c)		690	679,732
BPCE SA 4.625%, 07/11/2024(a)		855	837,680
5.15%, 07/21/2024(a)		375	369,395
5.975%, 01/18/2027(a)		277	275,937
CaixaBank SA 6.208%, 01/18/2029(a)		259	259,965
Capital One Financial Corp. 2.359%, 07/29/2032		726	525,778
5.468%, 02/01/2029		116	113,296
6.312%, 06/08/2029		365	366,453

	Principal Amount (000)		U.S. $ Value

Citigroup, Inc. Series Y 4.15%, 11/15/2026(c)	U.S.$	887	$745,894
Cooperatieve Rabobank UA 3.75%, 07/21/2026		1,160	1,094,899
4.375%, 06/29/2027(a) (c)	EUR	200	196,341
Series E 4.00%, 04/10/2029(a)	U.S.$	800	780,596
Credit Agricole SA 1.247%, 01/26/2027(a)		1,285	1,148,333
5.589%, 07/05/2026(a)		291	291,101
Series E 0.125%, 12/09/2027	EUR	200	188,664
Deutsche Bank AG/New York NY 2.311%, 11/16/2027	U.S.$	877	769,904
3.742%, 01/07/2033		920	699,071
6.72%, 01/18/2029		249	253,701
7.079%, 02/10/2034		391	375,292
7.146%, 07/13/2027		203	206,999
Discover Financial Services 6.70%, 11/29/2032		213	218,207
Goldman Sachs Group, Inc. (The) 1.948%, 10/21/2027		805	717,958
3.691%, 06/05/2028		500	470,984
4.223%, 05/01/2029		350	331,889
4.482%, 08/23/2028		380	367,973
Series P 8.211% (LIBOR 3 Month + 2.87%), 08/31/2023(b) (c)		441	438,541
HSBC Holdings PLC 2.099%, 06/04/2026		563	524,614
3.973%, 05/22/2030		550	496,695
4.755%, 06/09/2028		513	494,543
6.161%, 03/09/2029		200	202,677
6.547%, 06/20/2034		860	858,508
Intesa Sanpaolo SpA 3.875%, 01/12/2028(a)		460	415,626
5.017%, 06/26/2024(a)		730	712,395
Series XR 4.00%, 09/23/2029(a)		1,170	1,021,931
JPMorgan Chase & Co. Series Q 8.884% (SOFR + 3.51%), 11/01/2023(b) (c)		206	207,214
KBC Group NV 5.796%, 01/19/2029(a)		229	228,868
Lloyds Banking Group PLC 3.574%, 11/07/2028		310	281,912
4.65%, 03/24/2026		630	606,908
4.716%, 08/11/2026		380	372,063
5.871%, 03/06/2029		287	286,105
7.50%, 06/27/2024(c)		288	280,404
7.953%, 11/15/2033		533	581,650

	Principal Amount (000)		U.S. $ Value

Mitsubishi UFJ Financial Group, Inc. 0.848%, 07/19/2029(a)	EUR	200	$188,293
1.64%, 10/13/2027	U.S.$	461	407,527
5.354%, 09/13/2028		370	368,231
5.475%, 02/22/2031		242	240,337
5.541%, 04/17/2026		596	593,099
Mizuho Financial Group, Inc. 3.153%, 07/16/2030		565	490,682
5.414%, 09/13/2028		498	494,762
5.667%, 05/27/2029		485	485,022
5.739%, 05/27/2031		485	484,285
5.748%, 07/06/2034		259	260,456
Morgan Stanley 4.889%, 07/20/2033		555	533,205
5.123%, 02/01/2029		417	412,394
6.296%, 10/18/2028		705	728,845
Nationwide Building Society 2.972%, 02/16/2028(a)		1,065	962,617
NatWest Group PLC 3.073%, 05/22/2028		551	496,996
4.269%, 03/22/2025		403	397,784
7.472%, 11/10/2026		265	273,383
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034		190	183,421
Santander Holdings USA, Inc. 4.26%, 06/09/2025		290	281,389
5.807%, 09/09/2026		659	654,620
6.499%, 03/09/2029		419	420,759
6.565%, 06/12/2029		499	497,978
Santander UK Group Holdings PLC 2.469%, 01/11/2028		514	451,348
6.534%, 01/10/2029		489	493,899
6.833%, 11/21/2026		905	918,162
Shinhan Bank Co., Ltd. 4.375%, 04/13/2032(a)		385	348,155
Societe Generale SA 2.797%, 01/19/2028(a)		960	856,958
2.889%, 06/09/2032(a)		1,480	1,170,267
Standard Chartered PLC 2.608%, 01/12/2028(a)		920	820,215
6.187%, 07/06/2027(a)		390	393,301
Sumitomo Mitsui Financial Group, Inc. 2.472%, 01/14/2029		920	788,277
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (c)		1,000	791,027
Synchrony Bank 5.625%, 08/23/2027		570	540,795
UniCredit SpA 1.982%, 06/03/2027(a)		621	548,763
Westpac Banking Corp. Series G 4.322%, 11/23/2031		554	516,748

			52,799,745

Finance – 0.2%
Synchrony Financial 3.95%, 12/01/2027		295	263,310

	Principal Amount (000)		U.S. $ Value

4.875%, 06/13/2025	U.S.$	285	$275,497

			538,807

Insurance – 2.6%
Allianz SE 3.20%, 10/30/2027(a) (c)		1,400	1,072,435
Assicurazioni Generali SpA Series E 2.124%, 10/01/2030(a)	EUR	545	496,919
2.429%, 07/14/2031(a)		470	427,740
Centene Corp. 2.50%, 03/01/2031	U.S.$	1,295	1,036,492
2.625%, 08/01/2031		708	565,950
Humana, Inc. 2.15%, 02/03/2032		635	499,380
5.75%, 03/01/2028		177	181,138
Prudential Financial, Inc. 5.20%, 03/15/2044		1,150	1,136,164
Zurich Finance Ireland Designated Activity Co. Series E 3.00%, 04/19/2051(a)		200	157,716

			5,573,934

Other Finance – 0.1%
GPS Blue Financing DAC 5.645%, 11/09/2041(a)		200	206,389

REITs – 5.5%
Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032		385	294,831
2.95%, 03/15/2034		1,158	927,233
American Tower Corp. 2.10%, 06/15/2030		163	131,638
2.95%, 01/15/2051		475	295,793
3.70%, 10/15/2049		510	362,700
3.80%, 08/15/2029		285	261,191
5.25%, 07/15/2028		270	267,385
5.55%, 07/15/2033		361	360,993
Boston Properties LP 2.45%, 10/01/2033		300	217,047
4.50%, 12/01/2028		1,400	1,299,109
6.50%, 01/15/2034		164	166,017
6.75%, 12/01/2027		183	187,287
Crown Castle, Inc. 3.10%, 11/15/2029		587	514,202
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	800	656,433
Equinix, Inc. 1.55%, 03/15/2028	U.S.$	771	649,610
2.15%, 07/15/2030		711	576,683
3.90%, 04/15/2032		762	685,516
Healthpeak OP LLC 1.35%, 02/01/2027		677	591,632
Kilroy Realty LP 4.75%, 12/15/2028		242	217,922

	Principal Amount (000)		U.S. $ Value

Omega Healthcare Investors, Inc. 3.25%, 04/15/2033	U.S.$	765	$579,617
Prologis LP 1.25%, 10/15/2030		1,155	896,832
3.00%, 04/15/2050		240	163,141
Simon Property Group LP 5.85%, 03/08/2053		384	387,130
Ventas Realty LP 5.70%, 09/30/2043		290	272,040
Welltower OP LLC 4.95%, 09/01/2048		765	682,833
Weyerhaeuser Co. 3.375%, 03/09/2033		390	335,015
7.375%, 03/15/2032		22	24,859

			12,004,689

			71,123,564

Utility – 8.5%
Electric – 8.2%
Avangrid, Inc. 3.20%, 04/15/2025		1,515	1,446,842
3.80%, 06/01/2029		673	617,110
Commonwealth Edison Co. 3.00%, 03/01/2050		205	140,197
Series 133 3.85%, 03/15/2052		465	370,742
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059		505	365,669
4.50%, 05/15/2058		855	716,340
Series 05-A 5.30%, 03/01/2035		225	221,630
Series A 4.125%, 05/15/2049		155	125,826
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		890	829,436
EDP Finance BV 1.71%, 01/24/2028(a)		2,720	2,329,445
Electricite de France SA 9.125%, 03/15/2033(a) (c)		206	217,155
Enel Finance International NV 2.25%, 07/12/2031(a)		1,270	1,003,150
6.80%, 09/15/2037(a)		280	296,492
7.50%, 10/14/2032(a)		200	223,214
Engie SA 3.25%, 11/28/2024(a) (c)	EUR	200	213,860
Florida Power & Light Co. 5.30%, 04/01/2053	U.S.$	595	611,414
Iberdrola International BV Series NC9 1.825%, 08/09/2029(a) (c)	EUR	1,100	957,520
National Grid PLC 5.809%, 06/12/2033	U.S.$	339	342,943
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028		1,381	1,194,037
2.25%, 06/01/2030		440	365,688

	Principal Amount (000)		U.S. $ Value

4.80%, 12/01/2077	U.S.$	325	$288,345
5.00%, 07/15/2032		540	530,463
Niagara Mohawk Power Corp. 1.96%, 06/27/2030(a)		1,611	1,292,628
5.783%, 09/16/2052(a)		370	372,792
Public Service Electric and Gas Co. 3.10%, 03/15/2032		1,219	1,066,490
3.80%, 03/01/2046		615	497,189
3.85%, 05/01/2049		460	375,478
San Diego Gas & Electric Co. Series WWW 2.95%, 08/15/2051		1,275	862,407

			17,874,502

Other Utility – 0.3%
American Water Capital Corp. 3.25%, 06/01/2051		735	529,351
3.45%, 05/01/2050		195	145,322

			674,673

			18,549,175

Total Corporates - Investment Grade (cost $231,760,387)			205,217,483

CORPORATES - NON-INVESTMENT GRADE – 2.4%
Industrial – 1.8%
Capital Goods – 0.3%
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		95	91,129
GFL Environmental, Inc. 4.375%, 08/15/2029(a)		251	223,808
5.125%, 12/15/2026(a)		445	433,076

			748,013

Communications - Media – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 02/01/2032(a)		889	736,402

Consumer Cyclical - Automotive – 0.7%
Dana, Inc. 4.25%, 09/01/2030		935	799,569
Ford Motor Co. 6.10%, 08/19/2032		285	275,778
ZF North America Capital, Inc. 6.875%, 04/14/2028(a)		200	203,161
7.125%, 04/14/2030(a)		200	205,758

			1,484,266

Consumer Non-Cyclical – 0.2%
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		455	397,727

	Principal Amount (000)		U.S. $ Value

Services – 0.1%
Block, Inc. 3.50%, 06/01/2031	U.S.$	200	$167,546

Technology – 0.2%
Seagate HDD Cayman 8.25%, 12/15/2029(a)		305	319,454

			3,853,408

Financial Institutions – 0.6%
REITs – 0.6%
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		1,445	1,267,229

Total Corporates - Non-Investment Grade (cost $5,769,785)			5,120,637

EMERGING MARKETS - CORPORATE BONDS – 1.1%
Industrial – 0.9%
Basic – 0.8%
Klabin Austria GmbH 3.20%, 01/12/2031(a)		2,040	1,644,791

Energy – 0.1%
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(a)		291	273,138

			1,917,929

Financial Institutions – 0.2%
Banking – 0.2%
Itau Unibanco Holding SA/Cayman Island 3.875%, 04/15/2031(a)		480	439,911

Total Emerging Markets - Corporate Bonds (cost $2,787,044)			2,357,840

SUPRANATIONALS – 0.4%
International Bank for Reconstruction & Development Zero Coupon, 03/31/2027 (cost $933,067)		970	876,997

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.0%
United States – 0.0%
Metropolitan Transportation Authority Series 2020-C 5.175%, 11/15/2049 (cost $77,633)		65	59,541

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(d) (e) (f) (cost $1,809,446)		1,809,446	$1,809,446

	Principal Amount (000)

Time Deposits – 0.0%
SEB, Stockholm 2.37%, 08/01/2023 (cost $43,455)	EUR	40	43,455

Total Short-Term Investments (cost $1,852,901)			1,852,901

Total Investments – 98.8% (cost $243,180,817)(g)			215,485,399
Other assets less liabilities – 1.2%			2,546,249

Net Assets – 100.0%			$218,031,648

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	13	September 2023	$2,639,406	$(42,047)
U.S. Ultra Bond (CBT) Futures	74	September 2023	9,784,188	(156,414)
Sold Contracts
Euro-BOBL Futures	6	September 2023	764,526	9,500
Euro-Bund Futures	10	September 2023	1,462,335	13,744
Euro-Schatz Futures	7	September 2023	808,517	5,311
U.S. 10 Yr Ultra Futures	46	September 2023	5,381,281	101,805
U.S. T-Note 5 Yr (CBT) Futures	15	September 2023	1,602,305	18,633

				$(49,468)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EUR	3,083	USD	3,400	10/12/2023	$ (2,008)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $44,917,287 or 20.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2023.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $902,236 and gross unrealized depreciation of investments was $(28,649,130), resulting in net unrealized depreciation of $(27,746,894).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN[1] July 31, 2023 (unaudited)

69.1%	United States
7.4%	United Kingdom
3.7%	France
2.5%	Germany
2.4%	Italy
2.3%	Japan
2.3%	Spain
1.9%	Netherlands
1.7%	Canada
1.2%	Ireland
1.1%	Portugal
1.0%	Brazil
0.4%	Supranational
2.1%	Other
0.9%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Australia, Belgium, Chile, India, Peru, South Korea, Sweden and Switzerland.

AB Sustainable Thematic Credit Portfolio

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$-0-	$205,217,483	$-0-	$205,217,483
Corporates - Non-Investment Grade	-0-	5,120,637	-0-	5,120,637
Emerging Markets - Corporate Bonds	-0-	2,357,840	-0-	2,357,840
Supranationals	-0-	876,997	-0-	876,997
Local Governments - US Municipal Bonds	-0-	59,541	-0-	59,541
Short-Term Investments:
Investment Companies	1,809,446	-0-	-0-	1,809,446
Time Deposits	-0-	43,455	-0-	43,455

Total Investments in Securities	1,809,446	213,675,953	-0-	215,485,399
Other Financial Instruments*:
Assets
Futures	148,993	-0-	-0-	148,993
Liabilities
Futures	(198,461)	-0-	-0-	(198,461)
Forward Currency Exchange Contracts	-0-	(2,008)	-0-	(2,008)

Total	$1,759,978	$213,673,945	$-0-	$215,433,923

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2023 is as follows:

Fund	Market Value 10/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,929	$43,442	$48,562	$1,809	$81